Loans payable and notes payable (Detail Textuals) - USD ($) $ in Thousands	Mar. 11, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 29, 2019	May 08, 2019
Disclosure of detailed information about borrowings [line items]
Current borrowings		$ 18,480
Senior Secured Corporate with BCP | Credit Facility
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 100,000
Borrowing maturity	March 2025
Borrowing Term	6 years
Interest rate	3.15%
Description of interest rate basis	LIBOR 3M
Borrowing repayment term	4 years
Senior Secured Corporate with BCP | Credit Facility | Principal Repayment Grace
Disclosure of detailed information about borrowings [line items]
Borrowing repayment term	2 years
Senior Secured Corporate with BCP | Credit Facility | Corona Acquisition Loan
Disclosure of detailed information about borrowings [line items]
Borrowing maturity	P6Y
Interest rate	4.45%
Senior Secured Corporate with DBP | Credit Facility
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 21,400	$ 4,066	$ 2,910	$ 30,000	$ 48,600